STOCKBASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
STOCKBASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 14 – STOCK-BASED COMPENSATION

Common Stock

The Company stockholders approved the 2014 Stock Incentive Plan (as amended to date, the “2014 Plan”) at the annual stockholder meeting held on February 13, 2014. The 2014 Plan provides the Company with the ability to offer up to 2.5 million (i) incentive stock options (to eligible employees only); (ii) nonqualified stock options; (iii) restricted stock; (iv) stock awards; (v) shares in performance of services; or (vi) any combination of the foregoing, to employees, consultants and contractors as provided in the 2014 Plan.

The Company stockholders approved the Lucas Energy, Inc. 2012 Stock Incentive Plan (“2012 Incentive Plan”) at the annual stockholder meeting held on December 16, 2011. The 2012 Incentive Plan provides the Company with the ability to offer (i) incentive stock options (to eligible employees only); (ii) nonqualified stock options; (iii) restricted stock; (iv) stock awards; (v) shares in performance of services; or (vi) any combination of the foregoing, to employees, consultants and contractors as provided in the 2012 Incentive Plan.

The Company stockholders approved the Lucas Energy, Inc. 2010 Long Term Incentive Plan (“2010 Incentive Plan” or “2010 Plan”) at the annual stockholder meeting held on March 30, 2010. The 2010 Incentive Plan provides the Company with the ability to offer (1) incentive stock options, (2) non-qualified stock options, and (3) restricted shares (i.e., shares subject to such restrictions, if any, as determined by the Compensation Committee or the Board) to employees, consultants and contractors as performance incentives.

Under the 2010 Incentive Plan, 58 shares of the Company’s common stock are authorized for initial issuance or grant, under the 2012 Incentive Plan, 96 shares of the Company’s common stock are authorized for initial issuance or grant, and under the 2014 Incentive Plan, as amended, 2,500,000 shares of the Company’s common stock are authorized for issuance or grant. As of September 30, 2020, there was an aggregate of 1 share available for issuance or grant under the 2010 Incentive Plan, 5 shares were available for issuance or grant under the 2012 Incentive Plan and an aggregate of approximately 1,999 securities were available for issuance or grant under the 2014 Incentive Plan as amended for future issuances and grants, respectively. The number of securities available under the 2010, 2012 and 2014 Plans is reduced one for one for each security delivered pursuant to an award under the Plans. Any issued or granted security that becomes available due to expiration, forfeiture, surrender, cancellation, termination or settlement in cash of an award under the Incentive Plans may be requested and used as part of a new award under the Plans.

The Plans are administered by the Compensation Committee and/or the Board in its discretion (the “Committee”). The Committee interprets the Plans and has broad discretion to select the eligible persons to whom awards will be granted, as well as the type, size and terms and conditions of each award, including the exercise price of stock options, the number of shares subject to awards, the expiration date of awards, and the vesting schedule or other restrictions applicable to awards.

Camber measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award over the vesting period.

On February 23, 2021, the Company’s stockholders approved an amendment to the Company’s Articles of Incorporation to increase the number of our authorized shares of common stock from 25,000,000 to 250,000,000, which amendment was filed with the State of Nevada on February 23, 2021.

On December 30, 2021, the Company’s stockholders approved an amendment to the Company’s Articles of Incorporation to increase the number of our authorized shares of common stock from 250,000,000 to 1,000,000,000, which amendment was filed with the State of Nevada on December 30, 2021.

On December 14, 2022, the Company’s Board of Directors approved a 1 for 50 reverse stock split of the Company’s (a) authorized shares of common stock; and (b) issued and outstanding shares of common stock.  The Company filed a Certificate of Change to decrease the number of our authorized shares of common stock from 1,000,000,000 to 20,000,000, which certificate was filed with the State of Nevada on December 16, 2022.

NOTE 14 – STOCK-BASED COMPENSATION

Common Stock

The Company stockholders approved the 2014 Stock Incentive Plan (as amended to date, the “2014 Plan”) at the annual stockholder meeting held on February 13, 2014. The 2014 Plan provides the Company with the ability to offer up to 2.5 million (i) incentive stock options (to eligible employees only); (ii) nonqualified stock options; (iii) restricted stock; (iv) stock awards; (v) shares in performance of services; or (vi) any combination of the foregoing, to employees, consultants and contractors as provided in the 2014 Plan.

The Company stockholders approved the Lucas Energy, Inc. 2012 Stock Incentive Plan (“2012 Incentive Plan”) at the annual stockholder meeting held on December 16, 2011. The 2012 Incentive Plan provides the Company with the ability to offer (i) incentive stock options (to eligible employees only); (ii) nonqualified stock options; (iii) restricted stock; (iv) stock awards; (v) shares in performance of services; or (vi) any combination of the foregoing, to employees, consultants and contractors as provided in the 2012 Incentive Plan.

The Company stockholders approved the Lucas Energy, Inc. 2010 Long Term Incentive Plan (“2010 Incentive Plan” or “2010 Plan”) at the annual stockholder meeting held on March 30, 2010. The 2010 Incentive Plan provides the Company with the ability to offer (1) incentive stock options, (2) non-qualified stock options, and (3) restricted shares (i.e., shares subject to such restrictions, if any, as determined by the Compensation Committee or the Board) to employees, consultants and contractors as performance incentives.

Under the 2010 Incentive Plan, 58 shares of the Company’s common stock are authorized for initial issuance or grant, under the 2012 Incentive Plan, 96 shares of the Company’s common stock are authorized for initial issuance or grant, and under the 2014 Incentive Plan, as amended, 2,500,000 shares of the Company’s common stock are authorized for issuance or grant. As of September 30, 2020, there was an aggregate of 1 share available for issuance or grant under the 2010 Incentive Plan, 5 shares were available for issuance or grant under the 2012 Incentive Plan and an aggregate of approximately 1,999 securities were available for issuance or grant under the 2014 Incentive Plan as amended for future issuances and grants, respectively. The number of securities available under the 2010, 2012 and 2014 Plans is reduced one for one for each security delivered pursuant to an award under the Plans. Any issued or granted security that becomes available due to expiration, forfeiture, surrender, cancellation, termination or settlement in cash of an award under the Incentive Plans may be requested and used as part of a new award under the Plans.

The Plans are administered by the Compensation Committee and/or the Board in its discretion (the “Committee”). The Committee interprets the Plans and has broad discretion to select the eligible persons to whom awards will be granted, as well as the type, size and terms and conditions of each award, including the exercise price of stock options, the number of shares subject to awards, the expiration date of awards, and the vesting schedule or other restrictions applicable to awards.

Camber measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award over the vesting period.

On February 23, 2021, the Company’s stockholders approved an amendment to the Company’s Articles of Incorporation to increase the number of our authorized shares of common stock from 25,000,000 to 250,000,000, which amendment was filed with the State of Nevada on February 23, 2021.

On December 30, 2021, the Company’s stockholders approved an amendment to the Company’s Articles of Incorporation to increase the number of our authorized shares of common stock from 250,000,000 to 1,000,000,000, which amendment was filed with the State of Nevada on December 30, 2021.

On December 14, 2022, the Company’s Board of Directors approved a 1 for 50 reverse stock split of the Company’s (a) authorized shares of common stock; and (b) issued and outstanding shares of common stock.  The Company filed a Certificate of Change to decrease the number of our authorized shares of common stock from 1,000,000,000 to 20,000,000, which certificate was filed with the State of Nevada on December 16, 2022.